Document and Entity Information	Jun. 26, 2015
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2014
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Jun. 26, 2015
Document Effective Date	Jun. 26, 2015
Prospectus Date	Mar. 01, 2015
Eaton Vance Tax-Managed Equity Asset Allocation Fund | Class A
Risk/Return:
Trading Symbol	EAEAX
Eaton Vance Tax-Managed Equity Asset Allocation Fund | Class B
Risk/Return:
Trading Symbol	EBEAX
Eaton Vance Tax-Managed Equity Asset Allocation Fund | Class C
Risk/Return:
Trading Symbol	ECEAX